Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Additions of intangible assets under development	$ 8,887	$ 7,741
Transfer from intangible assets under development	$ (8,512)	$ (7,975)